Financial instruments, Financial Assets and Liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Financial assets [Abstract]
Financial assets, carrying amount	€ 4,748.9	€ 4,462.9
Financial assets, at fair value through profit or loss	3,665.0	3,230.2
Financial assets, at amortized cost	1,074.0	1,206.8
Financial assets, at fair value through OCI	9.9	25.9
Financial liabilities [Abstract]
Financial liabilities, carrying amount	2,355.4	1,951.5
Financial liabilities, at fair value through profit or loss	143.9	202.0
Financial liabilities, at amortized cost	2,180.4	1,739.0
Financial liabilities, at fair value through OCI	31.1	10.5
Fair Value Measurements, Transfer between Levels [Abstract]
Transfers between level 1 to level 2, assets	0.0	0.0
Transfers between level 1 to level 2, liabilities	0.0	0.0
Transfers between level 2 to level 1, assets	0.0	0.0
Transfers between level 2 to level 1, liabilities	0.0	0.0
Transfers into Level 3, assets	0.0	0.0
Transfers into Level 3, liabilities	0.0	0.0
Transfers out of Level 3, assets	0.0	0.0
Transfers out of Level 3, liabilities	0.0	0.0
Long-term Debt, Less Current Portion [Member]
Financial liabilities [Abstract]
Financial liabilities, carrying amount	594.1	0.0
Financial liabilities, at fair value through profit or loss	0.0	0.0
Financial liabilities, at amortized cost	594.1	0.0
Financial liabilities, at fair value through OCI	0.0	0.0
Short-term Debt [Member]
Financial liabilities [Abstract]
Financial liabilities, carrying amount	89.2	402.4
Financial liabilities, at fair value through profit or loss	0.0	0.0
Financial liabilities, at amortized cost	89.2	402.4
Financial liabilities, at fair value through OCI	0.0	0.0
Accounts Payable, Trade [Member]
Financial liabilities [Abstract]
Financial liabilities, carrying amount	1,497.1	1,259.4
Financial liabilities, at fair value through profit or loss	0.0	0.0
Financial liabilities, at amortized cost	1,497.1	1,259.4
Financial liabilities, at fair value through OCI	0.0	0.0
Due to TechnipFMC - Trade Payable [Member]
Financial liabilities [Abstract]
Financial liabilities, carrying amount		73.5
Financial liabilities, at fair value through profit or loss		0.0
Financial liabilities, at amortized cost		73.5
Financial liabilities, at fair value through OCI		0.0
Due to TechnipFMC - Loans [Member]
Financial liabilities [Abstract]
Financial liabilities, carrying amount		3.7
Financial liabilities, at fair value through profit or loss		0.0
Financial liabilities, at amortized cost		3.7
Financial liabilities, at fair value through OCI		0.0
Level 2 [Member] | Derivative Financial Instruments (Non-current and Current) [Member]
Financial liabilities [Abstract]
Financial liabilities, carrying amount	34.2	11.5
Financial liabilities, at fair value through profit or loss	3.1	1.0
Financial liabilities, at amortized cost	0.0	0.0
Financial liabilities, at fair value through OCI	31.1	10.5
Level 3 [Member] | Other Non-current Financial Liabilities (Excluding Derivatives) [Member]
Financial liabilities [Abstract]
Financial liabilities, carrying amount	32.4	85.3
Financial liabilities, at fair value through profit or loss	32.4	85.3
Financial liabilities, at amortized cost	0.0	0.0
Financial liabilities, at fair value through OCI	0.0	0.0
Level 3 [Member] | Other Current Liabilities (Excluding Derivatives) [Member]
Financial liabilities [Abstract]
Financial liabilities, carrying amount	108.4	115.7
Financial liabilities, at fair value through profit or loss	108.4	115.7
Financial liabilities, at amortized cost	0.0	0.0
Financial liabilities, at fair value through OCI	0.0	0.0
Other Non-current Financial Assets (Excluding Derivatives) [Member] | Level 1 [Member]
Financial assets [Abstract]
Financial assets, carrying amount	60.9	60.2
Financial assets, at fair value through profit or loss	25.3	34.3
Financial assets, at amortized cost	35.6	25.9
Financial assets, at fair value through OCI	0.0	0.0
Derivative Financial Instruments (Non-current and Current) [Member] | Level 2 [Member]
Financial assets [Abstract]
Financial assets, carrying amount	11.0	32.1
Financial assets, at fair value through profit or loss	1.1	6.2
Financial assets, at amortized cost	0.0	0.0
Financial assets, at fair value through OCI	9.9	25.9
Trade Receivables, Net [Member]
Financial assets [Abstract]
Financial assets, carrying amount	1,038.4	1,059.1
Financial assets, at fair value through profit or loss	0.0	0.0
Financial assets, at amortized cost	1,038.4	1,059.1
Financial assets, at fair value through OCI	0.0	0.0
Cash and Cash Equivalents [Member]
Financial assets [Abstract]
Financial assets, carrying amount	3,638.6	3,189.7
Financial assets, at fair value through profit or loss	3,638.6	3,189.7
Financial assets, at amortized cost	0.0	0.0
Financial assets, at fair value through OCI	€ 0.0	0.0
Due from TechnipFMC - Trade Receivable [Member]
Financial assets [Abstract]
Financial assets, carrying amount		65.2
Financial assets, at fair value through profit or loss		0.0
Financial assets, at amortized cost		65.2
Financial assets, at fair value through OCI		0.0
Due from TechnipFMC - Loans [Member]
Financial assets [Abstract]
Financial assets, carrying amount		56.6
Financial assets, at fair value through profit or loss		0.0
Financial assets, at amortized cost		56.6
Financial assets, at fair value through OCI		€ 0.0